                                                                          NUVEEN

NUVEEN NATIONAL
INSURED UNIT TRUST 313                                                       847


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.90 - 5.10%                                        - Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.90 - 5.16%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 16, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax but may
                be subject to state and local tax. Capital gains
                are taxable.
Total Principal $10,000,000 in 100,000 units
Average Life    27.8 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.06 to $97.10 depending on the purchase amount
Cusip           6710A4 587 monthly payment plan
Numbers         6710A4 595 quarterly payment plan
                6710A4 603 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in all states

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

PORTFOLIO INCOME DIVERSIFICATION

California             11.5  %          Iowa                   10.5  %          Illinois               19.7  %
Indiana                24.8             Louisiana               2.1             Ohio                   10.7
Pennsylvania           10.5             Washington             10.2

MATURITY DATES (Descrtiption of Chart)
2018-20                                             2.0%
2021-23                                            48.0%
2024+                                              50.0%

The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 02/15/96*
  (Descrition of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.66%
     Tax Equivalent Yield                          4.90%

Treasury Bonds
     Pre-Tax                                       6.48%
     Tax Equivalent Yield                          6.16%

Corporate Bonds
     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 36.0% FEDERAL AND 5.0% STATE INCOME TAX RATES. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $ 1,000,000  City of Industry, California, General Obligation Bonds, Issue of 1995,                   AAA   Aaa
              5.875% Due 7/1/25.                                                          2005 at 102
                                                                                              1/2
   1,000,000  Regional Transportation Authority (Cook, DuPage, Kane, Lake, McHenry and                 AAA   Aaa
              Will Counties, Illinois), General Obligation Refunding Bonds, Series 1996,
              5.60% Due 6/1/25.                                                           2005 at 102
     800,000  The Board of Trustees of the University of Illinois, University of Illinois              AAA   Aaa
              Auxiliary Facilities System Revenue Bonds, Series 1996, 5.60% Due 10/1/22.  2006 at 102
   1,500,000  Indiana Health Facility Financing Authority, Hospital Revenue Refunding and              AAA   Aaa
              Improvement Bonds, Series 1995 (Community Hospitals Projects), 5.70% Due
              5/15/22.                                                                    2006 at 102
     800,000  The Board of Trustees for the Vincennes University (Indiana), Vincennes                  AAA   Aaa
              University Housing and Dining System Revenue Bonds, Series 1996, 5.125% Due
              10/1/21. (Original issue discount bonds will be delivered on or about
              February 21, 1996 at a price of 93.831% of principal amount.)(When issued.)  2006 at 102
   1,000,000  Iowa Finance Authority, Private College Refunding Revenue Bonds (Drake                   AAA   Aaa
              University Project), Series 1996, 5.40% Due 12/1/21. (When issued.)         2005 at 102
     200,000  Ernest N. Morial-New Orleans (Louisiana), Exhibition Hall Authority,                     AAA   Aaa
              Special Tax Bonds, Series 1996-C, 5.50% Due 7/15/18.                        2006 at 101
   1,000,000  County of Mahoning, Ohio, Hospital Improvement Revenue Bonds, Series 1995                AAA   Aaa
              (Western Reserve Care System Project), 5.50% Due 10/15/25.                  2005 at 102
   1,000,000  Allegheny County Hospital Development Authority (Pennsylvania), Health                   AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.                                         2005 at 102
   1,000,000  The City of Seattle, Washington, Drainage and Wastewater Utility                         AAA   Aaa
              Improvement and Refunding Revenue Bonds, 1995, 5.25% Due 12/1/25.           2005 at 102
     700,000  Wisconsin Center District, Senior Dedicated Tax Revenue Bonds, Series                    AAA   Aaa
              1996A, 0.00% Due 12/15/22. (Original issue discount bonds delivered on or
              about February 1, 1996 at a price of 21.515% of principal amount.)          No Optional
                                                                                              Call
 ----------------------------------------------------------------------------------------------------------------
 $10,000,000  TOTAL             11 BONDS FROM 9 STATES

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/15/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.06     4.90 %      4.90%   4.90%   4.93%   4.93%   4.95%   4.95 %
 500 / $50,000               99.91     4.75        4.90    4.91    4.93    4.94    4.95    4.96
 1,000 / $100,000            99.64     4.50        4.92    4.93    4.95    4.96    4.97    4.98
 2,500 / $250,000            99.38     4.25        4.93    4.95    4.96    4.98    4.98    5.00
 5,000 / $500,000            98.61     3.50        4.97    5.00    5.00    5.03    5.02    5.05
 10,000 / $1,000,000         98.10     3.00        4.99    5.04    5.03    5.07    5.05    5.09
 25,000 / $2,500,000         97.60     2.50        5.02    5.07    5.05    5.10    5.07    5.12
 50,000 / $5,000,000         97.10     2.00        5.04    5.11    5.08    5.14    5.10    5.16

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      28.0%   31.0%   36.0%   39.6%
         4.90  % 6.81%   7.10%   7.66%   8.11%
         4.90    6.81    7.10    7.66    8.11
         4.92    6.83    7.13    7.69    8.15
         4.93    6.85    7.14    7.70    8.16
         4.97    6.90    7.20    7.77    8.23
         4.99    6.93    7.23    7.80    8.26
         5.02    6.97    7.28    7.84    8.31
         5.04    7.00    7.30    7.88    8.34

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME

The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .6120
 Monthly plan            5/15/96       .4080   $ 4.8984
 Quarterly plan          5/15/96       .4107
                         8/15/96      1.2321     4.9304
 Semi-annual plan        5/15/96       .4122
                        11/15/96      2.4732     4.9494
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.14 =  99.860
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/15/96)        interest
 99.860       X   $4.8984        =   $489.15
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

                                                                          NUVEEN

NUVEEN ARIZONA
INSURED UNIT TRUST 44                                                        847


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
ESTIMATED CURRENT RETURN:                           For the tax-sensitive, conservative investor.
4.63 - 4.82%                                        - Double Tax-Free
ESTIMATED LONG-TERM RETURN:                         - Dependable Income
4.56 - 4.85%                                        - Diversified Portfolios
DATE OF DEPOSIT: February 16, 1996                  - Top-Rated Municipal Bonds


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,000,000 in 30,000 units
Average Life    19.9 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $103.39 to $100.33 depending on the purchase amount
Cusip           67101J 618 monthly payment plan
Numbers         67101J 626 quarterly payment plan
                67101J 634 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Arizona

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2009-11                                            11.0%
2012-14                                            44.0%
2015-17                                            15.0%
2018-20                                             0.0%
2021+                                              30.0%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 02/15/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Pre-Tax                                       7.65%
     Tax Equivalent Yield                          4.63%

Treasury Bonds
     Pre-Tax                                       6.50%
     Tax Equivalent Yield                          6.16%

Corporate Bonds

     Yield                   6.92%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AND LEHMAN BROTHERS INVESTMENT
  GRADE LONG CORPORATE BOND INDEX. ASSUMES 39.5% FEDERAL AND STATE INCOME TAX RATE AND A 5.2% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT. THE LEHMAN BROTHERS INVESTMENT GRADE LONG CORPORATE BOND INDEX IS CALCULATED AS OF 1/31/96.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.

--------------------------------------------------------------------------------

 BONDS THIS UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   450,000  Arizona State University Research Park, Development Refunding Bonds, Series  2006 at 100 AAA   Aaa
              1995, 5.00% Due 7/1/21.
     450,000  The Industrial Development Authority of the County of Maricopa, Arizona,    2004 at 102  AAA   Aaa
              Insured Health Facility Refunding Revenue Bonds (Catholic Healthcare West),
              1994 Series A, 5.00% Due 7/1/15.
     330,000  City of Phoenix Civic Improvement Corporation (Arizona), Wastewater System  2004 at 102  AAA   Aaa
              Lease Revenue Refunding Bonds, Series 1993, 5.00% Due 7/1/11.
      70,000  City of Phoenix, Arizona, Junior Lien Street and Highway User, Revenue      No Optional  AAA   Aaa
              Refunding Bonds, Series 1992A, 0.00% Due 7/1/12. (Original issue discount       Call
              bonds delivered on or about January 6, 1993 at a price of 28.482% of principal amount.)
     450,000  The Industrial Development Authority of the County of Pima, Arizona, Health  No Optional AAA   Aaa
              Care System Revenue Bonds, Carondelet Health Care Corporation of Arizona        Call
              Issue, Series 1993, 5.25% Due 7/1/13.
     370,000  Tucson Unified School District No. 1 of Pima County, Arizona, School        2004 at 101  AAA   Aaa
              Improvement Bonds, Project of 1989, Series E (1993), 5.40% Due 7/1/13.
              (General Obligation Bonds.)
     430,000  Salt River Project Agricultural Improvement and Power District, Arizona,    2004 at 102  AAA   Aaa
              Salt River Project Electric System Refunding Revenue Bonds, 1993 Series C,
              5.00% Due 1/1/13.
     450,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1995 (General      2005 at 101  AAA   Aaa
              Obligation Bonds.), 5.375% Due 7/1/22. (Original issue discount bonds           1/2
              delivered on or about May 4, 1995 at a price of 93.916% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,000,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 02/15/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.08. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    103.39     4.90 %      4.63%   4.56%   4.66%   4.59%   4.68%   4.61 %
 500 / $50,000              103.22     4.75        4.64    4.57    4.67    4.60    4.69    4.62
 1,000 / $100,000           102.95     4.50        4.65    4.60    4.68    4.63    4.70    4.65
 2,500 / $250,000           102.68     4.25        4.66    4.61    4.69    4.64    4.71    4.66
 5,000 / $500,000           101.89     3.50        4.70    4.68    4.73    4.71    4.75    4.73
 10,000 / $1,000,000        101.36     3.00        4.72    4.72    4.75    4.75    4.77    4.77
 25,000 / $2,500,000        100.84     2.50        4.75    4.76    4.78    4.79    4.80    4.81
 50,000 / $5,000,000        100.33     2.00        4.77    4.80    4.80    4.83    4.82    4.85

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                  Taxable Equivalent Yield (by
   UNIT TRUST             tax bracket)
     RETURN      31.0%   34.5%   39.5%   43.0%
         4.63  % 6.71%   7.07%   7.65%   8.12%
         4.64    6.72    7.08    7.67    8.14
         4.65    6.74    7.10    7.69    8.16
         4.66    6.75    7.11    7.70    8.18
         4.70    6.81    7.18    7.77    8.25
         4.72    6.84    7.21    7.80    8.28
         4.75    6.88    7.25    7.85    8.33
         4.77    6.91    7.28    7.88    8.37

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 04/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                 4/15/96   $   .5980
 Monthly plan            5/15/96       .3987   $ 4.7865
 Quarterly plan          5/15/96       .4014
                         8/15/96      1.2042     4.8185
 Semi-annual plan        5/15/96       .4029
                        11/15/96      2.4174     4.8375
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 103.47 =  96.646
 investment       offering price     # of units
 (as of           and accrued        purchased
 02/15/96)        interest
 96.646       X   $4.7865        =   $462.60
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)